Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Net (loss) income	$ (315,579)	$ 363,498	$ 3,267	$ (1,897,606)
Adjustments to reconcile net (loss) income to cash (used for) provided by operating activities:
Allowance for doubtful accounts			(377,000)	386,000
Depreciation	5,736	7,970	28,603	31,462
Intangible assets	2,818	2,817	11,269	11,270
Discount on secured debt				307,932
Net discounts of notes payable and note receivable				100,000
Deferred costs	1,682
Share-based compensation	12,447	20,741	49,842	57,180
Change in assets and liabilities:
Accounts receivable trade	155,674	100,290	359,562	(622,253)
Due from factor	95,524		(189,904)
Inventory	(165)	1,129	4,051	1,538
Prepaid expenses and other	(34,215)	(8,176)	33,833	129,995
Accounts payable	(281,968)	(272,814)	243,835	507,028
Accrued liabilities	(207,976)	18,016	(82,234)	221,925
Deferred revenue	(41,412)	(65,905)	(19,572)	242,418
Net cash (used for) provided by operating activities	(607,434)	167,566	65,552	(523,111)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from payment of note receivable				3,350,000
Capital expenditures				(56,204)
Net cash provided by investing activities				3,293,796
CASH FLOW FROM FINANCING ACTIVITIES:
Repayment of notes payable			(25,000)	(3,612,135)
Preferred stock dividend paid				(125,209)
Issuance of common stock	902,693
Repayment of note payable – related party	(321,428)
Proceeds from issuance of note payable	497,307
Costs to issue common stock	(46,176)
Financing costs for note payable	(57,203)
Net cash provided by financing activities	975,193		(25,000)	(3,737,344)
NET INCREASE IN CASH AND CASH EQUIVALENTS	367,759	167,566	40,552	(966,659)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	83,989	43,437	43,437	1,010,096
CASH AND CASH EQUIVALENTS, END OF PERIOD	451,748	211,003	83,989	43,437
Interest	51,494			80,286
Income taxes			$ 41,169	$ 12,393